Segment information	12 Months Ended
Dec. 31, 2020
Segment information
Segment information

6 Segment information

The Group has reviewed its assessment of reportable segments under IFRS 8 ‘Operating Segments’ and concluded that the Group continues to have one reportable segment.

This determination is considered to be a Key Judgment and this judgement has been taken with reference to the following factors:

1 The level of integration across the different functions of the Group’s pharmaceutical business:

AstraZeneca is engaged in a single business activity of pharmaceuticals and the Group does not have multiple operating segments. AstraZeneca’s pharmaceuticals business consists of the discovery and development of new products, which are then manufactured, marketed and sold. All of these functional activities take place (and are managed) globally on a highly integrated basis. These individual functional areas are not managed separately.

2 The identification of the Chief Operating Decision Maker (CODM) and the nature and extent of the financial information reviewed by the CODM:

The SET, established and chaired by the CEO, is the vehicle through which he exercises the authority delegated to him from the Board for the management, development and performance of our business. It is considered that the SET is AstraZeneca’s chief operating decision making body (as defined by IFRS 8). The operation of the SET is principally driven by the management of the Commercial operations, R&D, manufacturing and supply. All significant operating decisions are taken by the SET. While members of the SET have responsibility for implementation of decisions in their respective areas, operating decision making is at SET level as a whole. Where necessary, these are implemented through cross-functional sub-committees that consider the Group-wide impact of a new decision. For example, product launch decisions would be initially considered by the SET and, on approval, passed to an appropriate sub team for implementation. The impacts of being able to develop, produce, deliver and commercialise a wide range of pharmaceutical products drive the SET decision making process.

In assessing performance, the SET reviews financial information on an integrated basis for the Group as a whole, substantially in the form of, and on the same basis as, the Group’s IFRS Financial Statements. The high upfront cost of discovering and developing new products, coupled with the relatively insignificant and stable unit cost of production, means that there is not the clear link that exists in many manufacturing businesses between the revenue generated on an individual product sale and the associated cost and hence margin generated on a product. Consequently, the profitability of individual drugs or classes of drugs is not considered a key measure of performance for the business and is not monitored by the SET. The focus of additional financial information reviewed is at brand sales level within specific geographies. Expenditure analysis is completed for the science units, operations and enabling functions; there is no allocation of these centrally managed group costs to the individual product brands. SET members’ bonus continues to be derived from the Group scorecard outcome as discussed in our Directors Remuneration Report.

3 How resources are allocated:

Resources are allocated on a Group-wide basis according to need. In particular, capital expenditure, in-licensing, and R&D resources are allocated between activities on merit, based on overall therapeutic considerations and strategy under the aegis of the Group’s Early Stage Product Committees and a single Late Stage Product Committee.

Geographic areas

The following table shows information for Total Revenue by geographic area and material countries. The additional tables show the Operating profit and Profit before tax made by companies located in that area, together with Non-current assets, Total assets, assets acquired, net operating assets, and Property, plant and equipment owned by the same companies.  Product Sales by geographic market are included in the area/country where the legal entity resides and from which those sales were made.

			Total Revenue
	2020	2019	2018
	$m	$m	$m
UK	1,741	1,822	2,390

Continental Europe
France	653	578	617
Germany	937	704	592
Italy	431	396	426
Spain	398	359	396
Sweden	1,026	834	477
Others	1,391	1,291	1,312
	4,836	4,162	3,820
The Americas
Canada	596	466	483
US	8,955	8,047	7,240
Others	761	814	806
	10,312	9,327	8,529
Asia, Africa & Australasia
Australia	282	266	313
China	5,345	4,867	3,778
Japan	2,567	2,522	1,952
Others	1,534	1,418	1,308
	9,728	9,073	7,351
Total Revenue	26,617	24,384	22,090

Total Revenue outside of the UK totalled $24,876m for the year ended 31 December 2020 (2019:  $22,562m; 2018:  $19,700m).

		Operating profit/(loss)			Profit/(loss) before tax
	2020	2019	2018	2020	2019	2018
	$m	$m	$m	$m	$m	$m
UK	824	466	(66)	518	93	(514)
Continental Europe	2,838	1,502	3,671	2,356	1,006	3,179
The Americas	758	(8)	(757)	297	(474)	(1,171)
Asia, Africa & Australasia	742	964	539	745	923	499
Continuing operations	5,162	2,924	3,387	3,916	1,548	1,993

			Non-current assets	[1,2]			Total assets
	2020	2019	2018		2020	2019	2018
	$m	$m	$m		$m	$m	$m
UK	7,900	6,874	4,828		17,851	15,302	13,573
Continental Europe	15,821	15,245	14,529		19,738	18,182	17,119
The Americas	18,501	19,663	22,191		23,640	23,380	26,381
Asia, Africa & Australasia	1,354	1,253	976		5,500	4,513	3,578
Continuing operations	43,576	43,035	42,524		66,729	61,377	60,651

			Assets acquired	[3]		Net operating assets		[4]
	2020	2019	2018		2020	2019	2018
	$m	$m	$m		$m	$m	$m
UK	1,611	2,255	556		5,244	4,206	3,471
Continental Europe	505	386	530		10,242	9,201	8,913
The Americas	286	236	356		15,697	15,929	18,598
Asia, Africa & Australasia	116	120	105		607	1,432	1,037
Continuing operations	2,518	2,997	1,547		31,790	30,768	32,019

[1]	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
[2]	The Group has revised the presentation of Non-current assets in 2019 previously disclosed as $42,746m to $43,035m. This is due to omission of $289m of these assets from the prior year disclosure.
[3]	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets).
[4]	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2020	2019	2018
	$m	$m	$m
UK	2,227	1,920	1,605
Sweden	1,755	1,488	1,456
US	2,662	2,758	2,844
Rest of the world	1,607	1,522	1,516
Continuing operations	8,251	7,688	7,421

Geographic markets

The table below shows Product Sales in each geographic market in which customers are located.

	2020	2019	2018
	$m	$m	$m
UK	611	458	469
Continental Europe	4,446	3,891	4,388
The Americas	10,004	9,032	8,177
Asia, Africa & Australasia	10,829	10,184	8,015
Continuing operations	25,890	23,565	21,049

Product Sales are recognised when control of the goods has been transferred to a third party. In general, this is upon delivery of the products to wholesalers. One wholesaler (2019: one; 2018: one) individually represented greater than 10% of Product Sales. The value of Product Sales to this wholesaler was $3,321m (2019: $3,078m; 2018: $2,704m).